Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017
Actuarial assumption of discount rates [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (298)		€ (323)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	367		394
Actuarial assumption of expected rates of inflation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	97		85
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(89)		(86)
Actuarial assumption of expected rates of salary increases [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	21		20
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(20)		(19)
Actuarial assumption of life expectancy after retirement [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 65	[1]	€ 72	[2]

[1]	The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.
[2]	The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.